Compensation of key management personnel of the Group	12 Months Ended
Dec. 31, 2018
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Compensation of key management personnel of the Group

6. Compensation of key management personnel of the Group

Key management includes directors (executive and non-executive) and executive officers being the General Counsel, the Chief Medical Officer, the Head of Corporate Development and the Head of Patient Access and Commercial Planning. The compensation paid or payable to key management is set out below:

	Year ended December 31,
	2016	2017	2018
	(in £)
Short-term benefits	2,111,712	2,756,979	3,176,168
Post-employment benefits	106,500	87,269	59,522
IFRS 2 share-based payment charge	4,631,853	2,726,337	1,470,025

Total compensation paid to key management personnel	6,850,065	5,570,585	4,705,715